Schedule of movement in deferred tax balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Property and equipment, beginning balance	$ 591
Property and equipment, Recognized in Profit and Loss	(67)
Property and equipment, Recognized in Equity
Property and equipment, ending balance	524
Intangible assets, beginning balance	98
Intangible assets, Recognized in Profit and Loss	(9)
Intangible assets, Recognized in Equity
Intangible assets, ending balance	89
Notes payable, beginning balance	7
Notes payable, Recognized in Profit and Loss	(2)
Notes payable, Recognized in Equity
Notes payable, ending balance	5
Tax loss carryforwards, beginning balance	(696)
Tax loss carryforwards, Recognized in Profit and Loss	78
Tax loss carryforwards, Recognized in Equity
Tax loss carryforwards, ending balance	(618)
Net tax (assets) liabilities, beginning balance
Net tax (assets) liabilities, Recognized in Profit and Loss
Net tax (assets) liabilities, Recognized in Equity
Net tax (assets) liabilities, ending balance